Due Dates of the Financial Liabilities - Aggregate Information Material Contractual Obligations and Payments Due (Detail) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	€ 4,134	€ 1,136	€ 909
Finance leases		1,136
Operating leases		2,912
Bank loan	229	510	€ 536
Pension obligations	398	131
Advances repayable (current and non-current)	4,484	3,140
Total - material contractual obligations	9,949	7,829
Less than one year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	1,401
Finance leases		484
Operating leases		708
Bank loan	192	281
Advances repayable (current and non-current)	346	276
Total - material contractual obligations	1,939	1,749
One to three years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	1,952
Finance leases		652
Operating leases		942
Bank loan	37	229
Advances repayable (current and non-current)	490	717
Total - material contractual obligations	2,479	2,540
Three to five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	1,100
Operating leases		729
Advances repayable (current and non-current)	486	560
Total - material contractual obligations	1,586	1,290
More than five years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities	385
Operating leases		533
Pension obligations	398	131
Advances repayable (current and non-current)	3,163	1,587
Total - material contractual obligations	€ 3,946	€ 2,250